INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of tax expense (benefit)

	Years Ended December 31,
	2017	2018	2019
Current Tax	436	660	678
Deferred Tax	(79)	(91)	(38)

Total	357	569	640

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2017	2018	2019
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	1%	15%	(3	) %
Effect of different tax rate of group entities operating in other jurisdictions	1%	4%	1%
Effect of change in valuation allowance	—	(1)%	2%
Effect of tax holiday	(1)%	(3)%	(2	) %
Effect of cash dividends	(1)%	5%	4%
Effect of disposal of subsidiary	—	1%	—
Effect of excess tax benefit of rewards	(3)%	(5)%	(2	) %

Effective tax rate	22%	41%	25%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2017	2018	2019
Aggregate amount	24	31	45
Per share effect—basic	0.09	0.11	0.16
Per share effect—diluted	0.08	0.10	0.15

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2018	2019
Deferred tax assets:
Net loss carryforward	181	243
Deferred revenue	223	260
Long-term assets	149	125
Bad debt provision	6	7
Accrued payroll	16	23
Other accrued expenses	19	19
Share-based compensation	17	23
Others	1	0
Valuation allowance	(107)	(152)

Total deferred tax assets	505	548

Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	447	449
Others	28	42

Total deferred tax liabilities	475	491

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2017	2018	2019
Balance at January 1	20	26	14
Addition for tax positions	6	(12)	4

Balance at December 31	26	14	18